Jul. 31, 2019

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

EQUITY INDEX FUNDS

FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NORTHERN ENGAGE360™ FUND

SUPPLEMENT DATED APRIL 3, 2020 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JULY 31, 2019, AS SUPPLEMENTED

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows.

1.
For the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund, Bond Index Fund and U.S. Treasury Index Fund, the following sentence is added to the “Principal Investment Strategies” section for each Fund.

The Fund’s benchmark index will be rebalanced as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s benchmark index may be delayed.

2.	The section in each Fund’s Summary Prospectus entitled “Principal Risks” is revised to replace the disclosure under the heading “Market Risk” with the following.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.